Fair value measurements - Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs (Level 3) (Detail) - Contingent Consideration [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value beginning balance	$ 7.5	$ 8.7
Additions	0.4	0.0
Fair value adjustments	(3.0)	(0.7)
Foreign currency	0.1	(0.1)
Payments	(3.7)	(0.4)
Gain on settlement	(0.9)	0.0
Fair value ending balance	$ 0.4	$ 7.5